Segments information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total revenues	$ 29,765,205	$ 34,209,919	$ 28,849,362
Total cost of revenues	18,518,728	22,825,033	18,596,207
Total gross profit	11,246,477	11,384,886	10,253,155
Selling expense	108,637	106,147	164,583
Depreciation expense	148,280	165,683	207,980
Salary expense	255,049	991,037	1,158,607
Rent	124,753	214,701	292,215
Professional fee	1,296,218	679,438	1,049,378
Other general and administrative expense	340,157	623,660	442,332
Research and development expense	61,786	80,948	112,668
Stock-based compensation	454,250
Provision for (recovery from) credit loss, net	6,459,240	(88,221)	471,454
Other income (expense), net	129,782	183,559	(41,814)
Income before income taxes	1,868,325	8,427,934	6,395,752
Income taxes expenses	462,043	1,403,880	1,152,963
Net income	1,406,282	7,024,054	5,242,789
Sewage Treatment Systems [Member]
Revenue from External Customer [Line Items]
Total revenues	28,417,150	32,267,593	26,552,481
Total cost of revenues	17,779,226	21,630,216	17,170,669
Sewage Treatment Services And Others [Member]
Revenue from External Customer [Line Items]
Total revenues	1,348,055	1,942,326	2,296,881
Total cost of revenues	$ 739,502	$ 1,194,817	$ 1,425,538